Related Parties (Tables)	12 Months Ended
Dec. 31, 2022
Related Party [Abstract]
Schedule of Transactions
The balances as of December 31, 2022 and 2021, and the transactions carried out in 2022 and 2021 of Telefónica Group companies with the aforementioned associates and joint ventures in which BBVA and CaixaBank hold interests are shown below:

Millions of euros	12/31/2022	12/31/2021
Receivables from associates and joint ventures for current operations	7	6
Payables to associates and joint ventures	7	36

Millions of euros	2022	2021
Revenue from operations with associates and joint ventures	13	13
Expenses from operations with associates and joint ventures	7	9
Finance cost from operations with associates and joint ventures	1	1
The impact on the consolidated income statement of the Telefónica Group of the rest of the operations with BBVA and CaixaBank in 2022 and 2021 is shown below:

BBVA
Millions of euros	2022	2021
Finance costs	11	8
Receipt of services	7	14
Purchase of goods	—	2
Other expenses	3	19
Total costs	21	43
Finance income	14	5
Dividends received (1)	15	8
Services rendered	40	26
Sale of goods	7	9
Other income	7	5
Total revenues	83	53
(1)  At December 31, 2022, Telefónica held a 0.73% stake (0.66% stake at December 31, 2021) in the share capital of Banco Bilbao Vizcaya Argentaria, S.A. (see Note 12).

CaixaBank
Millions of euros	2022	2021
Finance costs	6	6
Receipt of services	5	10
Purchase of goods	53	57
Total costs	64	73
Services rendered	69	83
Sale of goods	51	67
Other income	2	1
Total revenues	122	151

The following table shows the balance sheet positions of these operations as of December 31, 2022 and 2021, as well as the current guarantees and other off-balance sheet positions.

BBVA
Millions of euros	December 31,2022	December 31,2021
Finance arrangements: loans, capital contributions and others (borrower)	140	155
Finance arrangements: loans and capital contributions (lender)	13	10
Factoring operations	—	108
Guarantees	165	147

CaixaBank
Millions of euros	December 31,2022	December 31,2021
Finance arrangements: loans, capital contributions and others (borrower)	148	145
Finance arrangements: loans and capital contributions (lender)	37	82
Factoring operations	—	28
Guarantees	160	190